Consolidated Statements of Income and Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue	$ 14,362,502	$ 16,334,400	$ 17,468,116
Cost of revenue	7,626,413	7,137,660	8,399,947
Gross profit	6,736,089	9,196,740	9,068,169
Operating expenses:
Selling expenses	421,869	614,049	390,653
General and administrative expenses	4,397,603	4,540,771	3,318,365
Research and development expenses	791,762	829,211	669,358
Total operating expenses	5,611,234	5,984,031	4,378,376
Income from operations	1,124,855	3,212,709	4,689,793
Other income (expenses)
Other income, net	336,576	197,290	289,126
Lease income - related party	19,126	25,129	26,212
Financial expenses, net	(160,735)	(35,699)	(189,966)
Total other income, net	194,967	186,720	125,372
Income before income taxes	1,319,822	3,399,429	4,815,165
Income tax expense	(504,175)	(517,282)	(706,720)
Net income	815,647	2,882,147	4,108,445
Less: net loss attributable to noncontrolling interests	(99,775)	(10,333)	(1,279)
Net income attributable to Tungray Technologies Inc	915,422	2,892,480	4,109,724
Net income	815,647	2,882,147	4,108,445
Foreign currency translation adjustment	130,863	(412,491)	195,067
Comprehensive income	946,510	2,469,656	4,303,512
Less: comprehensive loss attributable to noncontrolling interests	(100,078)	(13,265)	(1,170)
Total comprehensive income attributable to Tungray Technologies Inc	$ 1,046,588	$ 2,482,921	$ 4,304,682
Weighted average number of common shares outstanding - basic	15,000,000	15,000,000	15,000,000
Weighted average number of common shares outstanding - diluted	15,000,000	15,000,000	15,000,000
Earnings per common share - basic	$ 0.06	$ 0.19	$ 0.27
Earnings per common share - diluted	$ 0.06	$ 0.19	$ 0.27
Product [Member]
Revenue	$ 14,042,956	$ 16,267,211	$ 17,320,585
Cost of revenue	7,353,291	7,096,094	8,332,081
Related Party [Member]
Revenue	319,546	67,189	147,531
Cost of revenue	$ 273,122	$ 41,566	$ 67,866